Commitments and Contingencies (Details) - Schedule of Operating Lease Liabilities - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Liabilities [Line Items]
Remainder of 2024	$ 120,434	$ 121,851
2025	121,851
Total lease payments	242,285	571,010
Less: imputed interest	(30,940)	(5,736)
Present value of lease liabilities	211,345	565,274
Operating lease liabilities current	211,345	445,850	$ 861,033
Operating lease liabilities noncurrent		$ 119,424	$ 548,439
Other than Related Parties [Member]
Schedule of Operating Lease Liabilities [Line Items]
Remainder of 2024	120,434
2025	121,851
Total lease payments	242,285
Less: imputed interest	(30,940)
Present value of lease liabilities	211,345
Operating lease liabilities current	211,345
Operating lease liabilities noncurrent
Related parties [Member]
Schedule of Operating Lease Liabilities [Line Items]
Remainder of 2024
2025
Total lease payments
Less: imputed interest
Present value of lease liabilities
Operating lease liabilities current
Operating lease liabilities noncurrent